14. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details Narrative
Pretax losses from continuing operations	$ 7,494,591
Net operating loss carryforwards	27,568,188 [1]
Valuation allowance	$ 17,726,006	$ 20,657,196

[1]	Expire in 2027-2034